Leases - Summary of Changes in Right of Use Assets (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinuance of Construction of New Production Facility In Peterborough UK
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge		$ 3.7
Discontinue the construction of the group's second production facility in China (Asia III)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	$ 3.9